SHARE-BASED COMPENSATION - Schedule of Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 466,448	$ 2,056,710	$ 867,084	$ 3,470,553
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	400,708	1,614,268	720,632	2,654,134
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 65,740	$ 442,442	$ 146,452	$ 816,419